RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of Interest Income (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Interest income receivable	$ 0	$ 0